Discontinued Operations and Divestitures Discontinued Operations Table (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Dec. 31, 2015		Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ (2.2)				$ (2.2)		$ 24.1		$ 17.9	$ 19.9
Disposal Group, Including Discontinued Operation, Assets, Current		291.1				291.1		314.1
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		180.1				180.1		211.9
Disposal Group, Including Discontinued Operation, Liabilities, Current		489.7				489.7		207.6
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		260.2				260.2		297.0
North America [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total revenue						1,012.5		1,203.4		1,458.2
Disposal Group, Including Discontinued Operation, Costs of Goods Sold						404.0		492.4		599.7
Disposal Group, Including Discontinued Operation, Operating Expense						606.2		745.2		971.1
Operating loss						2.3		(34.2)	[1]	(112.6)
Disposal Group, Including Discontinued Operation, Other Expense						3.2		2.4		2.7
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax						(340.9)		(36.6)	[1]	(115.3)
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		(2.2)				(2.2)		24.1
Discontinued Operations, Receivable from Continuing Operations		100.0				100.0		100.0	[2]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		41.4				41.4		47.9
Disposal Group, Including Discontinued Operation, Inventory, Current		128.2				128.2		114.5
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current		23.7				23.7		27.6
Disposal Group, Including Discontinued Operation, Assets, Current		291.1				291.1		314.1
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent		171.8				171.8		194.2
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		8.3				8.3		17.7
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		180.1				180.1		211.9
Disposal Group, Including Discontinued Operation, Debt, Current		5.9				5.9		15.4
Disposal Group, Including Discontinued Operation, Accounts Payable, Current		78.4				78.4		89.1
Disposal Group, Including Discontinued Operation, Employee Related Liabilities, Current		18.2				18.2		35.6
Disposal Group, Including Discontinued Operation, Other Liabilities, Current		380.6	[3]			380.6	[3]	59.7
Disposal Group, Including Discontinued Operation, Current Liabilities not major		6.6				6.6		7.8
Disposal Group, Including Discontinued Operation, Liabilities, Current		489.7				489.7		207.6
Disposal Group, Including Discontinued Operation, Debt, Noncurrent		29.3				29.3		35.2
Disposal Group, Including Discontinued Operation, Pension and Postretirement Liabilities, Noncurrent		228.2				228.2		252.2
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent		0.2				0.2		7.0
Disposal Group, Including Discontinued Operation, Noncurrent liabilities not major		2.5				2.5		2.6
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		260.2				260.2		297.0
Silpada [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total revenue										54.5
Operating loss	[4]									(81.0)
Discontinued Operations, loss on sale of business, before tax				$ (0.4)	$ (79.0)					(79.4)
North America [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax						(0.9)		(36.6)		(115.3)
Discontinued Operations, loss on sale of business, before tax		$ (340.0)				$ (340.0)		$ 0.0		$ 0.0

[1]	Includes a capitalized software impairment charge of $117.2 during 2013, as discussed below.
[2]	Represents the expected cash contribution by the Company into NewCo to be made at close of the transactions.
[3]	Includes the accrual for the estimated loss on sale at December 31, 2015.
[4]	Operating loss includes a charge of $79.0 before tax recorded in the second quarter of 2013, reflecting the expected loss on sale at that time, as well as an additional loss on sale of $.4 before tax recorded in the third quarter of 2013.